Net exchange rate gains/(losses)	12 Months Ended
Dec. 31, 2022
Disclosure Of Net Exchange Rate Gains Losses [Abstract]
Net exchange rate gains (losses)

37 Net exchange rate gains/(losses)

Net exchange rate gains/(losses) are analysed as follows:

	2022	2021	2020
Net realised gains/(losses) on derivative instruments	(1,663)	(1,428)	317
Net realised gains/(losses) on trade receivables and payables	530	4,612	(2,793)
Total net realised gains/(losses) (a)	(1,133)	3,184	(2,476)
Net unrealised gains/(losses) on derivative instruments	1,454	(454)	486
Net unrealised gains/(losses) on trade receivables and payables	2,286	(144)	(1,507)
Net unrealised gains/(losses) on non-monetary assets	(179)	(720)	(404)
Total net unrealised gains/(losses) (b)	3,561	(1,318)	(1,425)
Total realised and unrealised exchange rate gains/(losses) (a+b)	2,428	1,866	(3,901)

“Net unrealised gains/(losses) on non-monetary assets” refers to the remeasurement of non-monetary assets of the subsidiary Italsofa Romania , since such entity has the same functional currency as the Parent, namely the Euro (see note 4(c)(ii)).